CONDENSED BALANCE SHEETS - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Oct. 22, 2019	Jul. 29, 2019
Current assets
Cash	$ 456,257	$ 624,830			$ 453,512	$ 712,062
Prepaid expenses and other current assets	104,229	65,301				129,666
Total current assets	560,486	690,131				841,728
Cash and marketable securities held in Trust Account	139,182,449	139,158,500				138,414,479
TOTAL ASSETS	139,742,935	139,848,631				139,256,207
LIABILITIES
Current liabilities - Accounts payable and accrued expenses	267,623	209,732				65,716
Convertible promissory note - related party	500,000	500,000
Warrant liability	2,260,500	3,452,400	$ 2,548,200	$ 2,383,800	1,027,500	1,972,800	$ 1,438,427
Total Liabilities	3,028,123	4,162,132	2,563,347	2,400,166	1,080,715	2,038,516	132,539,620
Commitments and Contingencies
Ordinary shares subject to possible redemption, 13,171,481 and 13,068,649 shares at $10.00 redemption value at March 31, 2021 and December 31, 2020, respectively	131,714,810	130,686,490	131,983,090	132,207,790	133,509,580	132,217,690	415
Shareholders' Equity
Preference shares, $0.0001 par value; 2,000,000 shares authorized; none issued and outstanding
Ordinary shares, $0.0001 par value; 200,000,000 shares authorized; 4,228,519 and 4,331,351 shares issued and outstanding (excluding 13,171,481 and 13,068,649 shares subject to possible redemption) at March 31, 2021 and December 31, 2020, respectively	422	433	420	418	405	418	5,056,575
Additional paid-in capital	5,881,378	6,909,687	5,613,100	5,388,402	4,086,625	5,378,502	(56,986)
Accumulated deficit	(881,798)	(1,910,111)	(613,519)	(388,813)	912,975	(378,919)	$ 5,000,004
Total Shareholders' Equity	5,000,002	5,000,009	$ 5,000,001	$ 5,000,007	$ 5,000,005	5,000,001		$ 0
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 139,742,935	$ 139,848,631				$ 139,256,207